LEASE - Operating leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases, gross difference
Total future minimum lease payments	$ 40,471	$ 28,903
Less: imputed interest	5,071	467
NPV for future minimum lease payments	$ 35,400	$ 28,436